Auditor's Remuneration - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
Disclosure Of Auditors Remuneration [Line Items]
Remuneration for audit services to retirement benefit plans for employees of subsidiaries	$ 1		$ 1		$ 1
Auditor's remuneration for audit services	$ 48		$ 49		$ 51
Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Auditors Remuneration [Line Items]
Auditor's remuneration for audit services | £		£ 33,750		£ 33,750		£ 33,750